Consolidated Statements of Loss and Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Profit or loss [abstract]
Revenue	$ 593,986	$ 522,306
Cost of sales	(439,591)	(379,804)
Inventory fair value	(865)	0
Gross profit	153,530	142,502
Expenses
Salaries, wages and benefits	(72,159)	(65,082)
Share-based compensation	(3,917)	(2,975)
General and administration	(26,053)	(21,836)
Professional fees	(8,469)	(7,734)
Advertising and promotion	(3,185)	(4,166)
Depreciation and amortization	(24,310)	(25,393)
Impairment of goodwill & intangibles	(23,564)	(4,964)
Interest and bank charges	(6,321)	(5,349)
Total expenses	(167,978)	(137,499)
(Loss) income from operations	(14,448)	5,003
Other income (expenses)
Finance and other costs	(12,868)	(10,058)
Loss on foreign exchange	(554)	(24)
Other loss	0	(342)
Loss on revaluation of convertible debentures	0	(515)
Gain on extinguishment of put option liability	0	885
Fair value change in derivative liability	(23,559)	647
Total other (expenses) income	(36,981)	(9,407)
Loss before taxes	(51,429)	(4,404)
Income tax expense	(265)	(601)
Deferred income tax recovery	290	1,194
Net loss	(51,404)	(3,811)
Other comprehensive income (loss)
Translation difference on foreign operations	451	1,591
Total comprehensive loss	(50,953)	(2,220)
Net loss attributed to:
Owners of the Company	(50,747)	(4,337)
Non-controlling interest	(657)	526
Net loss	(51,404)	(3,811)
Comprehensive loss attributed to:
Owners of the Company	(50,555)	(2,968)
Non-controlling interest	(398)	748
Total comprehensive loss	$ (50,953)	$ (2,220)
Loss per share
Basic (in dollars per share)	$ (0.62)	$ (0.05)
Diluted (in dollars per share)	$ (0.62)	$ (0.05)